Finance Costs	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Finance costs
26.	Finance costs

This caption is made up as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Interest on senior notes, note 16 (c)	60,857	56,081	45,380
Finance cost on cross currency swaps	16,144	14,958	26,185
Interest on promissory notes	8,298	5,537	2,505
Expenses for the purchase and amortization of issuance costs of senior notes	816	807	9,874
Interest for bank overdraft	802	-	-
Counterparty credit risk in cross currency swaps	542	-	2,306
Interest on lease liabilities	414	-	-
Commission for prepayment of loans	325	-	-
Other	69	145	321

Total interest expense	88,267	77,528	86,571
Unwinding of discount of provisions, note 15	427	458	767

Total finance costs	88,694	77,986	87,338